Derivative Financial Instruments	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments
Derivative Financial Instruments

5.Derivative financial instruments

Forward freight agreements

As of June 30, 2025, the Company’s Forward Freight Agreements (“FFAs”), with maturities up to December 2025, had a fair value of $0.2 million (liability). FFAs are considered Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.

For the six months ended June 30, 2025, the net result on FFAs amounted to a loss of $0.15 million and is included in the statement profit or loss and other comprehensive income. Their fair value approximates the amount that the Company would have to pay or receive for the early termination of the agreements.

Foreign exchange forward agreements

As of June 30, 2025, the Company’s Foreign Exchange Swaps (“FXSs”) with a maturing date in January 2027 had a fair value of $2.6 million (asset) and the result for the six months ended June 30, 2025, amounted to a gain of $3.0 million which is included in the statement of profit or loss and other comprehensive income. FXSs are considered Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Their fair value approximates the amount that the Company would have to pay or receive for the early termination of the agreements.

The fair values of the Group’s derivative financial assets/ (liabilities) as of June 30, 2025 and December 31, 2024 related to FFAs and FXSs are presented below:

Derivatives’	Financial Position	June 30,	December 31,
Fair values	Location	2025	2024
ASSETS
FXSs	Current asset portion	$1,744,055	—
FXSs	Non-Current asset portion	$868,052	—
LIABILITIES
FXSs	Current Liability Portion	—	$(62,500)
FFAs	Current Liability Portion	$(208,667)	—
Total		$2,403,440	$(62,500)

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

	Six months ended,
	2025	2024
Unrealized gain/ (loss), net on FXSs	$2,674,607	$(374,741)
Unrealized loss, net on FFAs	(208,667)	(68,593)
Total unrealized gain/ (loss), net on derivatives	$2,465,940	$(443,334)

	Six months ended,
	2025	2024
Realized gain/ (loss), net on FXSs	$333,840	$(85,050)
Realized gain, net on FFAs	63,328	46,460
Total realized gain/ (loss), net on derivatives	$397,168	$(38,590)